Related-party Transactions - Compensation of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related-party Transactions
Short-term employee benefits	$ 1,195	$ 1,781	$ 1,790
Post-employment benefits	8	10	10
Share-based compensation	238	227	202
Total Key management personnel compensation	$ 1,441	$ 2,018	$ 2,002